Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses
Accrued Expenses - Schedule (Table)

	December 31, 2020	December 31, 2019
Accrued voyage expenses	$2,248	$2,643
Accrued loan interest	8,194	10,468
Accrued legal and professional fees	2,083	1,226
Total accrued expenses	$12,525	$14,337